CONCENTRATION OF RISKS	12 Months Ended
Dec. 31, 2011
CONCENTRATION OF RISKS
3.	CONCENTRATION OF RISKS

Concentration of Credit Risk

Assets that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, bills receivable, short-term investments and accounts receivable. As of December 31, 2011, substantially all of the Group’s cash and cash equivalents and short-term investments were deposited in financial institutions located in the PRC and Hong Kong, which management believes are of high credit quality. All bills receivable as of December 31, 2011 were short-term notes issued by financial institutions located in the PRC with good reputation and high credit quality, and no endorsed or discounted undue bills exist. Accounts receivable are typically unsecured and are mainly derived from revenue earned from customers. The risk with respect to accounts receivable is mitigated by credit evaluations that the Group performs on its customers and its ongoing monitoring of outstanding balances. As of December 31, 2011, one customer accounted for 10% of the Group’s total accounts receivable, respectively. As of December 31, 2010, two customers accounted for, on an individual basis, 15% and 15% of the Group’s total accounts receivable, respectively.

Concentration of Customers

The Group mainly sells its products to distributors and sales to distributors account for a substantial portion of all of its revenues. The Group does not have long-term distribution agreements and competes for desired distributors with other manufacturers. Consequently, maintaining relationships with existing distributors and replacing distributors may be difficult and time-consuming. Any disruption of the Group’s distribution network, including its failure to renew existing distribution agreements with desired distributors, could negatively affect its ability to effectively sell its products and could materially and adversely affect its business, financial condition and results of operations. For the years ended December 31, 2009, 2010 and 2011, no individual customer contributed more than 10% of the Group’s total revenues.

Concentration of Suppliers

A significant portion of the Group’s raw materials are sourced from its five largest suppliers, who collectively accounted for 61%, 54% and 41% of its total raw material purchases for the years ended December 31, 2009, 2010 and 2011, respectively. For the year ended December 31, 2009, three suppliers contributed, on an individual basis, 20%, 18% and 11%, respectively. For the year ended December 31, 2010, three suppliers contributed, on an individual basis, 13%, 13% and 10%, respectively. For the year ended December 31, 2011, three suppliers contributed, on an individual basis, 12%, 10% and 10%, respectively. Failure to develop or maintain the relationships with these suppliers may cause disruption in the supply of raw materials to the Group, which in turn may adversely affect its business, financial condition and results of operations.

Business and Economic risk

The Group’s operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 30 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC’s political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

Currency Convertibility and Foreign Currency Exchange Rate Risk

The Group transacts all of its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual-rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into United States dollars or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Additionally, the value of RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.